Intangible assets	12 Months Ended
Jun. 30, 2026
Intangible assets
Intangible assets

12. Intangible assets

Changes in the Group’s intangible assets for the years ended June 30, 2026 and 2025 were as follows:

	Goodwill	Information systems and software	Concession rights, trademarks and others	Total
Cost	8,962	32,551	137,107	178,620
Accumulated amortization	-	(27,726)	(15,936)	(43,662)
Net book amount at June 30, 2024	8,962	4,825	121,171	134,958
Additions	1	4,249	1,063	5,313
Disposals	(16)	(3)	-	(19)
Transfers	-	3,267	(100,710)	(97,443)
Currency translation adjustment	(59)	(96)	-	(155)
Amortization charges (i)	-	(3,898)	(696)	(4,594)
Balance as of June 30, 2025	8,888	8,344	20,828	38,060
Cost	8,888	39,968	37,460	86,316
Accumulated amortization	-	(31,624)	(16,632)	(48,256)
Net book amount at June 30, 2025	8,888	8,344	20,828	38,060
Additions	-	3,324	1	3,325
Disposals	-	(1)	-	(1)
Incorporation by business combination (ii)	4,179	-	339	4,518
Transfers	-	469	-	469
Currency translation adjustment	(28)	(73)	-	(101)
Amortization charges (i)	-	(3,720)	(1,107)	(4,827)
Balance as of June 30, 2026	13,039	8,343	20,061	41,443
Cost	13,039	43,687	37,800	94,526
Accumulated amortization	-	(35,344)	(17,739)	(53,083)
Net book amount at June 30, 2026	13,039	8,343	20,061	41,443

(i)

Amortization charge was recognized in the amount of ARS 2,139 and ARS 2,571 under "Costs", in the amount of ARS 2,671 and ARS 2,004 under "General and administrative expenses" and ARS 17 and ARS 19 under "Selling expenses" as of June 30, 2026 and 2025, respectively in the Consolidated Statement of Income and Other Comprehensive Income (Note 27).

(ii)	See Note 4 to these Consolidated Financial Statements.